Exploration and Evaluation Assets (Railroad-Pinion Project) (Narrative) (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2009	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment			$ 164,682		$ 135,945
Claims, properties and surface rights [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)	1.00%
Claims, properties and surface rights [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)	5.00%
Mineral Production Royalty [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of mineral production royalty payable	1.50%
Execution of Amendment Agreements [Member] | USD [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment		$ 5,000		$ 150,000